AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2021
	Shares	Value
Common Stocks - 73.5%
Communication Services - 6.7%
Alphabet, Inc., Class A*	1,433	$3,831,154
Charter Communications, Inc., Class A*,1	3,992	2,904,420
Tencent Holdings, Ltd. (China)	46,300	2,764,052

Total Communication Services		9,499,626
Consumer Discretionary - 16.5%
Alibaba Group Holding, Ltd. (China)*	138,600	2,566,032
Amazon.com, Inc.*	971	3,189,774
Huazhu Group, Ltd., ADR (China)*	63,980	2,934,123
LVMH Moet Hennessy Louis Vuitton SE (France)	4,659	3,337,075
MakeMyTrip, Ltd. (India)*	119,981	3,262,283
Moncler SpA (Italy)	56,250	3,430,722
Sands China, Ltd. (Macau)*	881,600	1,804,197
Yum China Holdings, Inc. (China)	51,800	3,052,011

Total Consumer Discretionary		23,576,217
Financials - 9.5%
AIA Group, Ltd. (Hong Kong)	252,800	2,908,314
The Charles Schwab Corp.	41,600	3,030,144
Goosehead Insurance, Inc., Class A1	24,295	3,699,885
HDFC Bank, Ltd., ADR (India)	52,840	3,862,076

Total Financials		13,500,419
Health Care - 7.4%
IDEXX Laboratories, Inc.*	5,221	3,246,940
STERIS PLC	14,250	2,910,990
UnitedHealth Group, Inc.	8,590	3,356,457
Zoetis, Inc.	5,480	1,063,887

Total Health Care		10,578,274
Industrials - 8.8%
Casella Waste Systems, Inc., Class A*	42,210	3,205,427
HEICO Corp., Class A	25,160	2,979,699
MISUMI Group, Inc. (Japan)	88,200	3,752,828
Roper Technologies, Inc.	6,030	2,690,164

Total Industrials		12,628,118
Information Technology - 20.6%
Adyen, N.V. (Netherlands)*,1,2	1,469	4,106,390
ANSYS, Inc.*	7,750	2,638,487
Black Knight, Inc.*	35,700	2,570,400
Halma PLC (United Kingdom)	74,950	2,858,858
Infineon Technologies AG (Germany)	88,590	3,623,172
Mastercard, Inc., Class A	8,910	3,097,829
PayPal Holdings, Inc.*	14,260	3,710,595
ServiceNow, Inc.*	5,100	3,173,577
	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	32,630	$3,643,139

Total Information Technology		29,422,447
Real Estate - 2.1%
American Tower Corp., REIT	11,270	2,991,171
Utilities - 1.9%
NextEra Energy, Inc.	34,380	2,699,518

Total Common Stocks (Cost $70,676,491)		104,895,790

	Principal Amount
Corporate Bonds and Notes - 10.7%
Financials - 2.0%
Aircastle, Ltd. (Bermuda)
5.250%, 08/11/25[2]	$168,000	187,775
Ally Financial, Inc.
8.000%, 11/01/31	102,000	147,117
American Express Co.
(3.550% to 09/15/26 then U.S. Treasury Yield Curve CMT 5 year + 2.854%), 3.550%, 09/15/26[3,4,5]	334,000	340,296
Bank of America Corp.
MTN, (4.330% to 03/15/49 then 3 month LIBOR + 1.520%), 4.330%, 03/15/50[3,5]	283,000	346,182
CIT Group, Inc.
6.125%, 03/09/28	143,000	172,868
Citigroup, Inc.
(3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%), 3.875%, 02/18/26[3,4,5]	165,000	168,506
The Goldman Sachs Group, Inc.
Series S, (4.400% to 02/10/25 then U.S. Treasury Yield Curve CMT 5 year + 2.850%), 4.400%, 02/10/25[3,4,5]	251,000	259,471
Host Hotels & Resorts LP
Series I, 3.500%, 09/15/30	154,000	159,930
Iron Mountain, Inc.
4.500%, 02/15/31[1,2]	176,000	178,517
MetLife, Inc.
Series G, (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%), 3.850%, 09/15/25[1,3,4,5]	325,000	339,625
SBA Communications Corp.
3.875%, 02/15/27	152,000	157,510
Sprint Capital Corp.
6.875%, 11/15/28	115,000	147,344
Truist Financial Corp.
Series N, (4.800% to 09/01/24 then U.S. Treasury Yield Curve CMT 5 year + 3.003%), 4.800%, 09/01/24[3,4,5]	234,000	247,415

Total Financials		2,852,556

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 8.3%
AECOM
5.125%, 03/15/27	$148,000	$163,910
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/38	171,000	199,253
Apache Corp.
4.625%, 11/15/25	160,000	172,621
ArcelorMittal, S.A. (Luxembourg)
4.250%, 07/16/29[1]	150,000	164,745
Arconic, Inc.
5.900%, 02/01/27	20,000	23,525
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.250%, 09/01/28[2]	200,000	199,500
AT&T, Inc.
4.300%, 12/15/42	199,000	222,239
Ball Corp.
4.875%, 03/15/26	138,000	152,145
Berry Global, Inc.
1.500%, 01/15/27[2,6]	166,000	200,140
5.625%, 07/15/27[2]	170,000	179,641
The Boeing Co.
5.805%, 05/01/50	125,000	166,621
Centene Corp.
2.500%, 03/01/31	51,000	50,299
3.375%, 02/15/30	114,000	118,024
Cisco Systems, Inc.
5.500%, 01/15/40	122,000	170,173
Cleveland-Cliffs, Inc.
4.875%, 03/01/31[1,2]	235,000	242,637
Cogent Communications Group, Inc.
3.500%, 05/01/26[2]	170,000	172,337
CommonSpirit Health
3.347%, 10/01/29	132,000	141,916
Crown Americas LLC/Crown Americas Capital Corp. V
4.250%, 09/30/26	143,000	153,280
CSC Holdings LLC
5.250%, 06/01/24	156,000	167,104
CVS Health Corp.
5.125%, 07/20/45	162,000	208,774
Dell, Inc.
7.100%, 04/15/28[1]	139,000	179,122
Delta Air Lines, Inc.
3.800%, 04/19/23	161,000	167,599
Elanco Animal Health, Inc.
5.900%, 08/28/28[7]	125,000	146,250
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	236,000	251,342
	Principal Amount	Value

FMG Resources August 2006 Pty, Ltd. (Australia)
4.375%, 04/01/31[2]	$160,000	$165,336
Ford Motor Co.
6.625%, 10/01/28	274,000	329,489
Freeport-McMoRan, Inc.
5.400%, 11/14/34	138,000	165,773
General Motors Co.
6.125%, 10/01/25	186,000	217,935
Griffon Corp.
5.750%, 03/01/28	140,000	147,000
HB Fuller Co.
4.250%, 10/15/28	149,000	151,608
HCA, Inc.
3.500%, 09/01/30	171,000	181,156
Howmet Aerospace, Inc.
5.125%, 10/01/24	134,000	147,943
Hudbay Minerals, Inc. (Canada)
4.500%, 04/01/26[1,2]	175,000	173,250
Kaiser Aluminum Corp.
4.625%, 03/01/28[2]	165,000	170,569
KB Home
4.000%, 06/15/31	165,000	169,331
Kraft Heinz Foods Co.
4.375%, 06/01/46	290,000	329,932
Lamar Media Corp.
3.750%, 02/15/28	179,000	184,116
Lumen Technologies Inc
5.625%, 04/01/25	129,000	140,288
MDC Holdings, Inc.
2.500%, 01/15/31	175,000	170,550
MercadoLibre, Inc.
2.375%, 01/14/26	250,000	245,940
Meritor, Inc.
6.250%, 06/01/25[2]	135,000	141,912
MGM Resorts International
5.750%, 06/15/25	145,000	158,050
Microsoft Corp.
2.525%, 06/01/50	190,000	182,829
Murphy Oil USA, Inc.
5.625%, 05/01/27	167,000	174,797
Nestle Holdings, Inc.
1.000%, 09/15/27[2]	275,000	267,690
Netflix, Inc.
3.000%, 06/15/25[2,6]	155,000	195,355
Newell Brands, Inc.
4.700%, 04/01/26[7]	135,000	148,841
NuStar Logistics LP
5.750%, 10/01/25	161,000	173,477
Occidental Petroleum Corp.
5.500%, 12/01/25[1]	157,000	173,877

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Industrials - 8.3% (continued)
Penske Automotive Group, Inc.
3.750%, 06/15/29	$172,000	$172,820
Pernod Ricard International Finance LLC
1.250%, 04/01/28[2]	400,000	382,334
PulteGroup, Inc.
5.500%, 03/01/26	121,000	140,398
Royal Caribbean Cruises, Ltd. (Liberia)
10.875%, 06/01/23[2]	130,000	145,600
Silgan Holdings, Inc.
4.125%, 02/01/28	157,000	161,514
SK Hynix, Inc. (South Korea)
2.375%, 01/19/31[2]	200,000	194,124
Smith & Nephew PLC (United Kingdom)
2.032%, 10/14/30	332,000	323,744
Telecom Italia Capital, S.A. (Luxembourg)
6.375%, 11/15/33	127,000	147,790
Teva Pharmaceutical Finance Netherlands III (Netherlands)
2.800%, 07/21/23	175,000	173,957
Travel + Leisure Co.
5.650%, 04/01/24[7]	145,000	156,557
TreeHouse Foods, Inc.
4.000%, 09/01/28[1]	157,000	153,651
United Rentals North America Inc.
3.875%, 02/15/31[1]	190,000	194,750
Verizon Communications, Inc.
3.875%, 02/08/29	151,000	169,359
Walmart, Inc.
4.050%, 06/29/48	176,000	221,380
Western Digital Corp.
4.750%, 02/15/26	152,000	168,484
Yum! Brands, Inc.
3.625%, 03/15/31	174,000	174,929

Total Industrials		11,801,632
Utilities - 0.4%
Dominion Energy, Inc.
Series B, (4.650% to 12/15/24 then U.S. Treasury Yield Curve CMT 5 year + 2.993%), 4.650%, 12/15/24[3,4,5]	333,000	356,743
Northern States Power Co.
2.900%, 03/01/50	219,000	219,981

Total Utilities		576,724

Total Corporate Bonds and Notes (Cost $14,977,367)		15,230,912
Municipal Bonds - 1.0%
California State General Obligation, School Improvements 7.550%, 04/01/39	215,000	362,285
	Principal Amount	Value

JobsOhio Beverage System Series B, 4.532%, 01/01/35	$290,000	$354,810
Los Angeles Unified School District, School Improvements 5.750%, 07/01/34	255,000	337,425
New Jersey Transportation Trust Fund Authority Series C, 5.754%, 12/15/28	295,000	352,368

Total Municipal Bonds (Cost $1,374,846)		1,406,888
U.S. Government and Agency Obligations - 7.7%
Fannie Mae - 3.7%
FNMA
2.000%, 02/01/36 to 05/01/36	460,500	477,937
4.000%, 12/01/21 to 09/01/49	1,389,009	1,519,962
2.500%, 01/01/35 to 02/01/35	238,318	249,873
3.500%, 01/01/48	150,804	164,663
4.500%, 02/01/49 to 08/01/50	1,408,747	1,550,986
5.000%, 08/01/49 to 08/01/50	843,677	940,145
5.500%, 02/01/37	6,779	7,891
FNMA Pool
3.500%, 01/01/48	203,676	222,770
4.000%, 11/01/44	179,854	198,491

Total Fannie Mae		5,332,718
Freddie Mac - 0.8%
FHLMC Gold Pool
3.500%, 05/01/44 to 01/01/46	1,018,789	1,109,181
U.S. Treasury Obligations - 3.2%
U.S. Treasury Bonds
1.875%, 02/15/51	688,000	656,073
2.250%, 05/15/41	952,000	987,700
3.000%, 11/15/44	138,000	161,697
3.500%, 02/15/39	663,000	825,150
4.500%, 02/15/36	883,000	1,204,812
U.S. Treasury Notes
1.500%, 02/15/30	741,000	745,718

Total U.S. Treasury Obligations		4,581,150

Total U.S. Government and Agency Obligations (Cost $11,220,844)		11,023,049
Foreign Government Obligations - 3.6%
Abu Dhabi Government International Bond (United Arab Emirates) 2.500%, 04/16/25[1,2]	350,000	368,879
China Government Bond (China)
Series INBK 2.880%, 11/05/23[8]	6,210,000	967,285
Series INBK 3.270%, 11/19/30[8]	6,300,000	1,001,767

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	400,000	378,370
Inter-American Development Bank 4.375%, 01/24/44	490,000	669,055

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Foreign Government Obligations - 3.6% (continued)

Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	$732,000	$734,579
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30	200,000	190,034
The Korea Development Bank (South Korea) 0.500%, 10/27/23	269,000	268,770
Philippine Government International Bond (Philippines) 1.648%, 06/10/31[1]	200,000	190,782
Province of Ontario Canada (Canada) 1.050%, 05/21/27[1]	156,000	154,047
Province of Quebec Canada (Canada) 1.350%, 05/28/30	173,000	168,485

Total Foreign Government Obligations (Cost $5,101,079)		5,092,053
Short-Term Investments - 1.8%
Joint Repurchase Agreements - 1.8%[9]
Bank of America Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations, 1.500% - 5.000%, 09/01/31 - 07/01/60, totaling $1,020,000)	1,000,000	1,000,000
	Principal Amount	Value

Daiwa Capital Markets America, dated 09/30/21, due 10/01/21, 0.050% total to be received $565,481 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 8.000%, 11/15/21 - 10/01/51, totaling $576,790)	$565,480	$565,480
RBC Dominion Securities, Inc., dated 09/30/21, due 10/01/21, 0.050% total to be received $1,000,001 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 6.500%, 10/31/21 - 05/01/58, totaling $1,020,000)	1,000,000	1,000,000

Total Joint Repurchase Agreements		2,565,480

Total Short-Term Investments (Cost $2,565,480)		2,565,480
Total Investments - 98.3% (Cost $105,916,107)		140,214,172
Other Assets, less Liabilities - 1.7%		2,374,392
Net Assets - 100.0%		$142,588,564

*	Non-income producing security.
[1]	Some of these securities, amounting to $9,622,353 or 6.7% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of these securities amounted to $8,784,935 or 6.2% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
[4]	Perpetuity Bond. The date shown represents the next call date.
[5]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2021. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[6]	Principal amount stated in EURO dollars (EUR).
[7]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[8]	Principal amount stated in Chinese Yuan (CNY).
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FHLMC	Freddie Mac
FNMA	Fannie Mae
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
REIT	Real Estate Investment Trust

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$18,834,027	$10,588,420	—	$29,422,447
Consumer Discretionary	9,386,180	14,190,037	—	23,576,217
Financials	10,592,105	2,908,314	—	13,500,419
Industrials	8,875,290	3,752,828	—	12,628,118
Health Care	10,578,274	—	—	10,578,274
Communication Services	6,735,574	2,764,052	—	9,499,626
Real Estate	2,991,171	—	—	2,991,171
Utilities	2,699,518	—	—	2,699,518
Corporate Bonds and Notes†	—	15,230,912	—	15,230,912
Municipal Bonds†	—	1,406,888	—	1,406,888
U.S. Government and Agency Obligations†	—	11,023,049	—	11,023,049
Foreign Government Obligations	—	5,092,053	—	5,092,053
Short-Term Investments
Joint Repurchase Agreements	—	2,565,480	—	2,565,480
Total Investments in Securities	$70,692,139	$69,522,033	—	$140,214,172

†	All corporate bonds and notes, municipal bonds, and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2021, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2021, was as follows:
Country	% of Long-Term Investments
Australia	0.1
Belgium	0.1
Bermuda	0.1
Canada	0.4
China	9.7
Finland	0.3
France	2.4
Germany	2.6
Hong Kong	2.1
India	5.2
Italy	2.5
Japan	3.3
Country	% of Long-Term Investments
Liberia	0.1
Luxembourg	0.2
Macau	1.3
Netherlands	3.3
Philippines	0.1
South Korea	0.3
Taiwan	2.7
United Arab Emirates	0.3
United Kingdom	2.3
United States	60.6
100.0

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$9,622,353	$2,565,480	$7,301,719	$9,867,199
The following table summarizes the securities received as collateral for securities lending at September 30, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-6.875%	10/07/21-11/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.